Fees Summary $ in Thousands	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $11,179,000 (comprised of (i) $4,552,000 maximum aggregate offering price with respect to notes linked to the EURO STOXX 50® Index, (ii) $6,627,000 maximum aggregate offering price with respect to notes linked to the S&P 500® Futures Excess Return Index.

Narrative - Max Aggregate Offering Price	$ 11,179
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A